INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
INCOME TAXES
Schedule of Loss from Continuing Operations before Income Taxes Generated in Jurisdictions

	Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Cayman Islands and British Virgin Islands	(5,467,559)	(6,727,284)	10,064,437
PRC	(35,026,914)	(35,730,880)	(61,634,756)
Hong Kong	(27,777)	(41,399)	(55,407)
Loss before income taxes	(40,522,250)	(42,499,563)	(51,625,726)

Schedule of Income Tax Expense (Benefit)

	Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
PRC
Current income tax expense	1,081	—	—
Deferred income tax benefit	(6,812,790)	(6,401,691)	(3,578,203)
Total income tax benefit	(6,811,709)	(6,401,691)	(3,578,203)

Schedule of Difference Between Actual Income Tax Expense (Benefit) and Amount Computed by Applying PRC Statutory Income Tax Rate to Earnings before Income Taxes

	Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Computed “expected” income tax benefit	(10,130,563)	(10,624,891)	(12,906,431)
Increase in valuation allowance	(2,014,183)	8,623,561	4,627,171
Entities not subject to income tax	606,823	989,238	(2,644,684)
Non-deductible expenses
Entertainment	177,509	291,380	287,932
Share-based compensation	767,010	702,933	142,427
Other non-deductible expenses	4,186,105	(6,287,462)	8,477,180
Disposal of equity interests in subsidiaries	—	—	(1,561,796)
Other	(404,410)	(96,450)	—
Actual income tax benefit	(6,811,709)	(6,401,691)	(3,578,203)

Schedule of Components of Deferred Income Tax Assets and Liabilities

	December 31,	December 31,
	2024	2025
	RMB	RMB
Deferred income tax assets:
Tax loss carry forwards	48,344,761	51,712,895
Impairment and investment loss of long-term investments	10,598,946	10,848,946
Lease liabilities	8,801,622	7,480,229
Provision for loan receivable and other receivables	2,927,994	4,352,766
Accrued expenses and other payables	2,173,427	2,710,859
Property and equipment, net	265,165	583,362
Donation	—	—
Total gross deferred income tax assets	73,111,915	77,689,057
Less: valuation allowance	(53,311,495)	(57,938,666)
Total deferred income tax assets, net	19,800,420	19,750,391
Deferred income tax liabilities:
Intangible assets	10,413,194	7,077,083
Right-of-use assets	8,359,975	7,201,636
Contract cost assets	6,692,073	7,558,291
Total gross deferred income tax liabilities	25,465,242	21,837,010
Net deferred income tax liabilities	5,664,822	2,086,619

Summary of Movements of Valuation Allowance

	Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at the beginning of the year	51,769,696	47,255,513	53,311,495
Additions	(2,014,183)	8,555,982	4,627,171
Reduction due to expiration of temporary difference	(2,500,000)	(2,500,000)	—
Balance at the end of the year	47,255,513	53,311,495	57,938,666